Consolidated Statements of Changes in Equity - USD ($)		Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Treasury Stock, Common [Member]		Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021		$ 1,000		$ 1,000	[1]	$ 227,804,000	[1]	$ (123,054,000)	$ (13,764,000)			$ 90,988,000
Balance, shares at Dec. 31, 2021		1,252,299		590,851	[1]				40,620	[1]
Net (loss) income					[1]		[1]	(98,715,000)			(380,000)	(99,095,000)
Preferred dividends-Series B					[1]	(3,852,000)	[1]					(3,852,000)
Preferred dividends-Series B					[1]	(236,000)	[1]					(236,000)
Stock-based compensation					[1]	3,857,000	[1]					3,857,000
Series A Preferred Stock issuance		$ 1,000			[1]	9,750,000	[1]					9,751,000
Series A preference shares issued, shares		666,089
Issuance of shares – common offering					[1]	1,583,000	[1]					1,583,000
Issuance of shares - common offering, shares	[1]			55,556
Issuance of shares – securities purchase offering					[1]	769,000	[1]					769,000
Issuance of shares - Securities Purchase offering, shares	[1]			45,000
Restricted stock units vested					[1]		[1]
Restricted stock units vested, shares	[1]			1,983
Issuance of shares – warrant exercise					[1]	779,000	[1]					779,000
Issuance of shares - warrant exercises, shares	[1]			3,780
Issuance of shares- Notes conversion					[1]	3,295,000	[1]					3,295,000
Issuance of shares- Notes conversion, shares	[1]			41,304
Issuance of shares -Series B preferred offering					[1]	4,994,000	[1]					4,994,000
Issuance of shares -Series B preferred offering, shares			62,500
Issuance of shares – option exercises					[1]	153,000	[1]					153,000
Issuance of shares - option exercises, shares	[1]			7,097
Issuance of shares – restricted stock					[1]	36,000	[1]					36,000
Issuance of shares - restricted stock, shares	[1]			390
Promissory note conversion to preferred shares		$ 1,000			[1]	13,894,000	[1]					13,895,000
Promissory note conversion to preferred shares, shares		1,142,857
Treasury Shares conversion					[1]		[1]		$ (34,000)			(34,000)
Treasury Shares conversion, shares	[1]								121
Surrender of warrants for common shares					[1]	(346,000)	[1]					(346,000)
Surrender of warrants for common share, shares	[1]			29,064
Warrants and valuation in relation to debt amendments					[1]	14,948,000	[1]					14,948,000
Issuance of common shares in relation to preferred & common offerings					[1]	1,000	[1]					1,000
Issuance of common shares in relation to preferred & common offerings, shares	[1]			13,553
Contribution to Non-Controlling interest					[1]		[1]				4,786,000	4,786,000
Balance at Dec. 31, 2022		$ 3,000		$ 1,000	[1],[2]	277,429,000	[1],[2]	(221,769,000)	$ (13,798,000)		4,406,000	46,272,000
Balance, shares at Dec. 31, 2022		3,061,245	62,500	788,578	[1],[2]				40,741	[1],[2]
Net (loss) income					[2]		[2]	(7,062,000)			(370,000)	(7,432,000)
Preferred dividends-Series B					[2]	(131,000)	[2]					(131,000)
Stock-based compensation					[2]	865,000	[2]					865,000
Issuance of shares – securities purchase offering					[2]	439,000	[2]					439,000
Issuance of shares - Securities Purchase offering, shares	[2]			87,144
Restricted stock units vested					[2]		[2]
Restricted stock units vested, shares	[2]			5,769
Issuance of shares- Notes conversion					[2]	1,394,000	[2]					1,394,000
Issuance of shares- Notes conversion, shares	[2]			174,505
Issuance of shares – restricted stock					[2]	14,000	[2]					14,000
Issuance of shares - restricted stock, shares	[2]			1,400
Contribution to Non-Controlling interest					[2]		[2]				8,758,000	8,758,000
Balance at Mar. 31, 2023		$ 3,000		$ 1,000	[2]	280,010,000	[2]	(228,831,000)	$ (13,798,000)		12,794,000	50,179,000
Balance, shares at Mar. 31, 2023		3,061,245	62,500	1,057,396	[2]				40,741	[2]
Balance at Dec. 31, 2022		$ 3,000		$ 1,000	[1],[2]	277,429,000	[1],[2]	(221,769,000)	$ (13,798,000)		4,406,000	46,272,000
Balance, shares at Dec. 31, 2022		3,061,245	62,500	788,578	[1],[2]				40,741	[1],[2]
Net (loss) income												(22,705,000)
Balance at Sep. 30, 2023		$ 3,000		$ 1,000	[2]	286,799,000	[2]	(244,268,000)	$ (13,798,000)		26,652,000	55,389,000
Balance, shares at Sep. 30, 2023		3,061,245	62,500	1,492,729	[2]				40,741	[2]
Balance at Dec. 31, 2022		$ 3,000		$ 1,000	[1],[2]	277,429,000	[1],[2]	(221,769,000)	$ (13,798,000)		4,406,000	46,272,000
Balance, shares at Dec. 31, 2022		3,061,245	62,500	788,578	[1],[2]				40,741	[1],[2]
Net (loss) income					[1]		[1]	(29,201,000)			1,498,000	(27,703,000)
Preferred dividends-Series B					[1]	(421,000)	[1]					(421,000)
Stock-based compensation					[1]	4,294,000	[1]					4,294,000
Issuance of shares – securities purchase offering					[1]	1,655,000	[1]					1,655,000
Issuance of shares - Securities Purchase offering, shares	[1]			264,624
Restricted stock units vested					[1]		[1]
Restricted stock units vested, shares	[1]			33,193
Issuance of shares – warrant exercise					[1]	1,000	[1]					1,000
Issuance of shares - warrant exercises, shares	[1]			81,726
Issuance of shares- Notes conversion				$ 2,000	[1]	6,011,000	[1]					6,013,000
Issuance of shares- Notes conversion, shares	[1]			1,235,678
Issuance of shares – restricted stock					[1]	14,000	[1]					14,000
Issuance of shares - restricted stock, shares	[1]			1,400
Warrants and valuation in relation to debt amendments					[1]	1,637,000	[1]					1,637,000
Contribution to Non-Controlling interest					[1]		[1]				22,460,000	22,460,000
True up shares for reverse split					[1]		[1]
True up shares for reverse split, shares	[1]			37,762
Common Shares and Warrants for Series B dividend payment					[1]	656,000	[1]					656,000
Common Shares and Warrants for Series B dividend payment, shares	[1]			44,000
Issuance of shares-merger shares					[1]		[1]
Issuance of shares -merger shares, shares	[1]			59,400
Distribution to Non-Controlling interest					[1]		[1]				(1,519,000)	(1,519,000)
Balance at Dec. 31, 2023		$ 3,000		$ 3,000	[1],[2]	291,276,000	[1],[2]	(250,970,000)	$ (13,798,000)		26,845,000	53,359,000
Balance, shares at Dec. 31, 2023		3,061,245	62,500	2,546,361	[1],[2]				40,741	[1],[2]
Balance at Mar. 31, 2023		$ 3,000		$ 1,000	[2]	280,010,000	[2]	(228,831,000)	$ (13,798,000)		12,794,000	50,179,000
Balance, shares at Mar. 31, 2023		3,061,245	62,500	1,057,396	[2]				40,741	[2]
Net (loss) income					[2]		[2]	(8,775,000)			(482,000)	(9,257,000)
Preferred dividends-Series B					[2]	(252,000)	[2]					(252,000)
Stock-based compensation					[2]	2,232,000	[2]					2,232,000
Issuance of shares – securities purchase offering					[2]	446,000	[2]					446,000
Issuance of shares - Securities Purchase offering, shares	[2]			63,978
Restricted stock units vested					[2]		[2]
Restricted stock units vested, shares	[2]			25,125
Issuance of shares- Notes conversion					[2]	400,000	[2]					400,000
Issuance of shares- Notes conversion, shares	[2]			64,351
Contribution to Non-Controlling interest					[2]		[2]				13,543,000	13,543,000
Issuance of shares-merger shares					[2]		[2]
Issuance of shares -merger shares, shares	[2]			19,800
Warrants and valuation issued in relation to debt amendment					[2]	1,330,000	[2]					1,330,000
Balance at Jun. 30, 2023		$ 3,000		$ 1,000	[2]	284,166,000	[2]	(237,606,000)	$ (13,798,000)		25,855,000	58,621,000
Balance, shares at Jun. 30, 2023		3,061,245	62,500	1,230,650	[2]				40,741	[2]
Net (loss) income					[2]		[2]	(6,662,000)			646,000	(6,016,000)
Preferred dividends-Series B					[2]	(38,000)	[2]					(38,000)
Stock-based compensation					[2]	595,000	[2]					595,000
Issuance of shares – securities purchase offering					[2]	770,000	[2]					770,000
Issuance of shares - Securities Purchase offering, shares	[2]			113,502
Issuance of shares- Notes conversion					[2]	650,000	[2]					650,000
Issuance of shares- Notes conversion, shares	[2]			104,577
Contribution to Non-Controlling interest					[2]		[2]				151,000	151,000
Common Shares and Warrants for Series B dividend payment					[2]	656,000	[2]					656,000
Common Shares and Warrants for Series B dividend payment, shares	[2]			44,000
Balance at Sep. 30, 2023		$ 3,000		$ 1,000	[2]	286,799,000	[2]	(244,268,000)	$ (13,798,000)		26,652,000	55,389,000
Balance, shares at Sep. 30, 2023		3,061,245	62,500	1,492,729	[2]				40,741	[2]
Net (loss) income					[2]		[2]	(6,702,000)			1,705,000	(4,997,000)
Stock-based compensation					[2]	602,000	[2]					602,000
Restricted stock units vested					[2]		[2]
Restricted stock units vested, shares	[2]			2,299
Issuance of shares – warrant exercise					[2]		[2]
Issuance of shares - warrant exercises, shares	[2]			81,726
Issuance of shares- Notes conversion				$ 2,000	[2]	3,568,000	[2]					3,570,000
Issuance of shares- Notes conversion, shares	[2]			892,245
Contribution to Non-Controlling interest					[2]		[2]				8,000	8,000
True up shares for reverse split					[2]		[2]
True up shares for reverse split, shares	[2]			37,762
Issuance of shares-merger shares					[2]		[2]
Issuance of shares -merger shares, shares	[2]			39,600
Distribution to Non-Controlling interest					[2]		[2]				(1,520,000)	(1,520,000)
Warrant revaluation					[2]	307,000	[2]					307,000
Balance at Dec. 31, 2023		$ 3,000		$ 3,000	[1],[2]	291,276,000	[1],[2]	(250,970,000)	$ (13,798,000)		26,845,000	53,359,000
Balance, shares at Dec. 31, 2023		3,061,245	62,500	2,546,361	[1],[2]				40,741	[1],[2]
Net (loss) income								(5,254,000)			2,710,000	(2,544,000)
Stock-based compensation						661,000						661,000
Issuance of shares – warrant exercise						300,000						300,000
Issuance of shares - warrant exercises, shares				61,501
Issuance of shares- Notes conversion						1,023,000						1,023,000
Issuance of shares- Notes conversion, shares				270,572
Distribution to Non-Controlling interest											(2,233,000)	(2,233,000)
Reverse split adjustment
Reverse split adjustment, shares				17
Restricted stock units vested
Restricted stock units invested, shares				3,780
Warrant revaluation						(1,715,000)						(1,715,000)
Balance at Mar. 31, 2024		$ 3,000		$ 3,000		291,545,000		(256,224,000)	$ (13,798,000)		27,322,000	48,851,000
Balance, shares at Mar. 31, 2024		3,061,245	62,500	2,882,231					40,741
Balance at Dec. 31, 2023		$ 3,000		$ 3,000	[1],[2]	291,276,000	[1],[2]	(250,970,000)	$ (13,798,000)		26,845,000	53,359,000
Balance, shares at Dec. 31, 2023		3,061,245	62,500	2,546,361	[1],[2]				40,741	[1],[2]
Net (loss) income												(19,782,000)
Balance at Sep. 30, 2024		$ 5,000		$ 8,000		308,947,000		(274,287,000)	$ (13,798,000)		30,720,000	51,595,000
Balance, shares at Sep. 30, 2024		4,953,545	62,500	7,690,219					40,741
Balance at Mar. 31, 2024		$ 3,000		$ 3,000		291,545,000		(256,224,000)	$ (13,798,000)		27,322,000	48,851,000
Balance, shares at Mar. 31, 2024		3,061,245	62,500	2,882,231					40,741
Net (loss) income								(10,873,000)			1,728,000	(9,145,000)
Stock-based compensation						1,386,000						1,386,000
Series A Preferred Stock issuance		$ 2,000				(2,000)
Series A preference shares issued, shares		1,892,300
Restricted stock units vested
Restricted stock units vested, shares				100
Issuance of shares – warrant exercise						2,004,000						2,004,000
Issuance of shares - warrant exercises, shares				529,354
Issuance of shares- Notes conversion				$ 1,000		2,688,000						2,689,000
Issuance of shares- Notes conversion, shares				711,393
Distribution to Non-Controlling interest											(3,482,000)	(3,482,000)
Warrant revaluation						7,648,000						7,648,000
Issuance of shares- Restricted stock awards				$ 1,000		(1,000)
Issuance of shares - restricted stock awards, shares				1,149,767
Balance at Jun. 30, 2024		$ 5,000		$ 5,000		305,250,000		(267,097,000)	$ (13,798,000)		25,568,000	49,933,000
Balance, shares at Jun. 30, 2024		4,953,545	62,500	5,272,845					40,741
Net (loss) income								(7,190,000)			(903,000)	(8,093,000)
Stock-based compensation						1,257,000						1,257,000
Issuance of shares – warrant exercise				1,000		26,000						27,000
Issuance of shares - warrant exercises, shares				596,390
Issuance of shares- Notes conversion				$ 1,000		2,165,000						2,166,000
Issuance of shares- Notes conversion, shares				572,911
Contribution to Non-Controlling interest											7,259,000	7,259,000
Distribution to Non-Controlling interest											(1,204,000)	(1,204,000)
Issuance of shares- Restricted stock awards				$ 1,000		(1,000)
Issuance of shares - restricted stock awards, shares				1,188,691
SEPA Commitment fee payment						250,000						250,000
SEPA Commitment fee payment, shares				59,382
Balance at Sep. 30, 2024		$ 5,000		$ 8,000		$ 308,947,000		$ (274,287,000)	$ (13,798,000)		$ 30,720,000	$ 51,595,000
Balance, shares at Sep. 30, 2024		4,953,545	62,500	7,690,219					40,741

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.
[2]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Basis of Presentation,” for details.